GS Mortgage-Backed Securities Trust 2022-RPL1

Exhibit 99.1 - Schedule 2

Loan Level Exception Report
Run Date - 2/3/2022 12:26:43 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Loan Status
654766481	XXX	XXX	$XXX	CA	5/XX/2020	Primary	Refinance Cash-out - Debt Consolidation	Temporary HPQM (GSE/Agency Eligible)	1/XX/2022 1:58:39 PM	3	1	3	2	[3] Appraisal Documentation - Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2: Note Date: 05/XX/2020; Lien Position: 1
EXCEPTION INFO: The file was missing a copy of the secondary valuation, required on all securitized loans.	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2020)
EXCEPTION INFO: Provided day of closing	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $375.00 exceeds tolerance of $134.00 plus 10% or $147.40. Sufficient or excess cure was provided to the borrower at Closing. (0)
EXCEPTION INFO: 10% tolerance was exceeded by $227.60 due to increase of recording fee.  A cure for this amount was provided.
																				REVIEWER - CURED COMMENT (2022-01-20): Sufficient Cure Provided At Closing					Loan Review Complete
654194220	XXX	XXX	$XXX	DC	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1/XX/2022 1:58:39 PM	3	1	3	2	[3] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; Sec ID: 36: Note Date: 07/XX/2020; Lien Position: 1
																EXCEPTION INFO: The file was missing a copy of the secondary valuation, required on all securitized loans.	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003								Loan Review Complete

Rating Agency Grades
Run Date - 2/3/2022 12:31:30 PM
LOAN INFORMATION			FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Deal Number	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
654766481	XXXX	$XXX	A	A	A	A	A	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
654194220	XXXX	$XXX	A	A	A	A	A	B	B	B	B	B	D	B	D	D	D	D	B	D	D	D

Exception Standard Report - Citation and Remediation
Run Date - 2/3/2022 12:26:44 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Category	Exception Subcategory	Exception Type	Assigned To	Exception Status	Exception Status Change Date	Exception Grade	Initial Grade	Current Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Exception Remediation	Compliance Factor	Assignee Liability Type	Comments	Citations	Statute of Limitation Date
654766481	XXX		24550291	6582	XXX	Refinance Cash-out - Debt Consolidation	Primary	5/XX/2020	CA	$XXX	Loan Review Complete	01/24/2022	Compliance	Federal Compliance	Compliance	Complete	cured	01/20/2022	1	1	1	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $375.00 exceeds tolerance of $134.00 plus 10% or $147.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	10% tolerance was exceeded by $227.60 due to increase of recording fee. A cure for this amount was provided.		Final CD evidences Cure		Statutory Damages	Reviewer Comment (2022-01-20): Sufficient Cure Provided At Closing	12 CFR 1026.19(e)(3)(ii)	5/XX/2021
654766481	XXX		24550407	27835	XXX	Refinance Cash-out - Debt Consolidation	Primary	5/XX/2020	CA	$XXX	Loan Review Complete	01/24/2022	Property - Appraisal	Appraisal Documentation	Property	Seller	open		3	3	3	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note Date: 05/XX/2020; Lien Position: 1	The file was missing a copy of the secondary valuation, required on all securitized loans.
654766481	XXX		24550624	4276	XXX	Refinance Cash-out - Debt Consolidation	Primary	5/XX/2020	CA	$XXX	Loan Review Complete	01/24/2022	Compliance	Federal Compliance	Compliance	Seller	open		2	3	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2020)	Provided day of closing		No Defined Cure	TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Statutory Damages		12 CFR 1026.19(f)(1)(ii)(A)	5/XX/2021
654194220	XXX		24547693	27869	XXX	Refinance Rate/Term	Primary	7/XX/2020	DC	$XXX	Loan Review Complete	01/24/2022	Property - Appraisal	Appraisal Documentation	Property	Seller	open		3	3	3	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; Sec ID: 36	Note Date: 07/XX/2020; Lien Position: 1	The file was missing a copy of the secondary valuation, required on all securitized loans.
654194220	XXX		24548605	2802	XXX	Refinance Rate/Term	Primary	7/XX/2020	DC	$XXX	Loan Review Complete	01/24/2022	Loan Package Documentation	Application / Processing	Compliance	Seller	open		2	2	2	Missing Document: Missing Lender's Initial 1003